Fees Summary	Aug. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,333,000
Previously Paid Amount	0.00
Total Fee Amount	2,194.38
Total Offset Amount	0.00
Net Fee	2,194.38
Narrative - Max Aggregate Offering Price	$ 14,333,000
Final Prospectus	true